OTHER (LOSS)/INCOME	12 Months Ended
Dec. 31, 2012
OTHER (LOSS)/INCOME [Abstract]
OTHER (LOSS)/INCOME
16	OTHER INCOME
Other income for 2010, 2011 and 2012 represented foreign exchange gain was $2,348, $4,066 and $1,547, respectively.